united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875 Boston, MA 02110
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman

175 Federal Street, Suite #875
Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-617-917-2605

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

ERShares Private-Public Crossover ETF

(XOVR) Nasdaq Stock Market, LLC

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about ERShares Private-Public Crossover ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://entrepreneurshares.com/ershares-etfs/xovr-etf/. You can also request this information by contacting us at 877-271-8811.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ERShares Private-Public Crossover ETF	$44	0.86%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
38.5%
Communications
17.1%
Industrials
15.3%
Health Care
11.7%
Financials
9.0%
Consumer Discretionary
4.9%
Energy
2.7%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Energy	2.7%
Consumer Discretionary	4.9%
Financials	9.0%
Health Care	11.7%
Industrials	15.3%
Communications	17.1%
Technology	38.5%

Fund Statistics

Net Assets	$1,255,318,188
Number of Portfolio Holdings	33
Advisory Fee	$2,057,111
Portfolio Turnover	56%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

ERShares Private-Public Crossover ETF (XOVR)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://entrepreneurshares.com/ershares-etfs/xovr-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-XOVR

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

EntrepreneurShares Series Trust™

ERShares Private-Public Crossover ETF

(XOVR)

The Fund is an exchange-traded fund. This means that shares of the Fund are listed on The Nasdaq Stock Market LLC and trade at market prices. The market price for the Fund’s shares may be different from its net asset value per share.

Semi-Annual Financial Statements

and Additional Information

December 31, 2025

ERShares Private-Public Crossover ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 85.96%
Communications — 17.09%
AppLovin Corp., Class A(a)	52,127	$35,124,215
Maplebear, Inc.(a)	1,147,049	51,594,264
Meta Platforms, Inc., Class A	99,624	65,760,807
Netflix, Inc.(a)	261,104	24,481,111
Reddit, Inc., Class A(a)	100,645	23,135,266
Trade Desk, Inc. (The), Class A(a)	379,895	14,420,814
		214,516,477
Consumer Discretionary — 4.93%
DoorDash, Inc., Class A(a)	126,783	28,713,814
Tesla, Inc.(a)	73,782	33,181,241
		61,895,055
Energy — 2.66%
Antero Resources Corp.(a)	967,981	33,356,625

Financials — 8.90%
Coinbase Global, Inc., Class A(a)	74,094	16,755,617
Interactive Brokers Group, Inc., Class A	416,803	26,804,601
Robinhood Markets, Inc., Class A(a)	228,929	25,891,870
Toast, Inc., Class A(a)	1,189,852	42,251,645
		111,703,733
Health Care — 11.74%
Exelixis, Inc.(a)	923,988	40,498,394
Medpace Holdings, Inc.(a)	71,026	39,891,753
Natera, Inc.(a)	150,847	34,557,539
ResMed, Inc.	134,410	32,375,337
		147,323,023
Industrials — 2.12%
Rocket Lab Corp.(a)	382,042	26,651,250

Technology — 38.52%
Affirm Holdings, Inc., Class A(a)	617,138	45,933,581
Appfolio, Inc., Class A(a)	108,448	25,230,427
Arista Networks, Inc.(a)	218,577	28,640,144
Datadog, Inc., Class A(a)	229,222	31,171,900
Nvidia Corp.	693,847	129,402,466
Oracle Corp.	141,758	27,630,052
Palantir Technologies, Inc., Class A(a)	171,641	30,509,188
Pegasystems, Inc.	646,121	38,586,345
Ubiquiti, Inc.	34,466	19,071,761
UiPath, Inc., Class A(a)	2,691,494	44,113,586
Veeva Systems, Inc., Class A(a)	163,420	36,480,247

The accompanying notes are an integral part of these financial statements.

ERShares Private-Public Crossover ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Technology (Continued)
Zscaler, Inc.(a)	119,012	$26,768,179
		483,537,876
Total Common Stocks (Cost $1,099,947,012)		1,078,984,039

Partnership Shares — 13.23%
Anduril Holdings, SPV LP(a)(b)(c)(d)	3,000,000	3,000,000
SPV Exposure to SpaceX, LP(a)(b)(c)(d)(e)	161,450,000	161,450,000
FIKA Holdings SPV QP, LP(a)(b)(c)(d)(f)	54,206	1,667,092
Total Partnership Shares (Cost $166,490,000)		166,117,092

Total Investments — 99.19% (Cost $1,266,437,012)		1,245,101,131
Other Assets in Excess of Liabilities — 0.81%		10,217,057
Net Assets — 100.00%		$1,255,318,188

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Level 3 securities fair valued using significant unobservable inputs.
(d)	Restricted investment as to resale.
(e)	Delaware limited partnership holding investments in privately-offered securities including private funds holding investments in Space Exploration Technology, Corp.
(f)	Delaware limited partnership holding investment in Klarna PLC.

SPV – Special Purpose Vehicle

The accompanying notes are an integral part of these financial statements.

ERShares Private-Public Crossover ETF

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025 (Unaudited)

Assets
Investments, at cost	$1,266,437,012
Investments, at fair value	1,245,101,131
Cash	43,131,974
Receivable for fund shares sold	1,471,675
Dividends and interest receivable	116,679
Total Assets	1,289,821,459

Liabilities
Payable for fund shares redeemed	33,836,269
Unified fee	667,002
Total Liabilities	34,503,271
Net Assets	$1,255,318,188

Net Assets consist of:
Paid-in capital	$1,197,934,531
Accumulated earnings	57,383,657
Net Assets	$1,255,318,188

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	62,625,000
Net asset value (offering and redemption price per share)	$20.05

The accompanying notes are an integral part of these financial statements.

ERShares Private-Public Crossover ETF

STATEMENT OF OPERATIONS

For Six Months Ended December 31, 2025 (Unaudited)

Investment Income
Dividend income	$254,276
Interest fees	138,916
Withholding fees	(180,000)
Total investment income	213,192

Expenses
Unified fee	2,057,111
Legal fees	234,508
Overdraft fees	54,581
Total expenses	2,346,200
Net investment loss	(2,133,008)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(14,284,574)
Investments in-kind	129,415,662
Net realized gain	115,131,088

Change in unrealized depreciation on:
Investments	(79,154,378)
Net realized and change in unrealized gain on investments	35,976,710
Net increase in net assets resulting from operations	$33,843,702

The accompanying notes are an integral part of these financial statements.

ERShares Private-Public Crossover ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(2,133,008)	$(1,151,251)
Net realized gain (loss) on investments and in-kind redemptions	115,131,088	(11,618,572)
Net change in unrealized appreciation (depreciation) on investments	(79,154,378)	40,427,678
Net increase in net assets resulting from operations	33,843,702	27,657,855

Capital Transactions:
Proceeds from shares issued	1,526,287,642	308,493,565
Cost of shares redeemed	(676,047,430)	(49,697,378)
Net increase in net assets resulting from capital transactions	850,240,212	258,796,187
Total Increase in Net Assets	884,083,914	286,454,042

Net Assets
Beginning of period	$371,234,274	$84,780,232
End of period	$1,255,318,188	$371,234,274

Share Transactions
Issued	76,550,000	16,850,000
Redeemed	(33,375,000)	(2,850,000)
Net increase in shares outstanding	43,175,000	14,000,000

The accompanying notes are an integral part of these financial statements.

ERShares Private-Public Crossover ETF

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Selected Per Share Data:
Net asset value, beginning of period	$19.09		$15.56	$12.22	$9.47	$26.35	$21.15

Investment operations:
Net investment income (loss)	0.01		(0.03)	(0.05)	— (a)	(0.13)	(0.11)
Net realized and unrealized gain (loss)	0.95		3.56	3.39	2.75	(8.03)	6.96
Total from investment operations	0.96		3.53	3.34	2.75	(8.16)	6.85

Less distributions to shareholders from:
Net investment income	—		—	—	—	(0.09)	—
Net realized gains	—		—	—	—	(8.63)	(1.65)
Total distributions	—		—	—	—	(8.72)	(1.65)

Net asset value, end of period	$20.05		$19.09	$15.56	$12.22	$9.47	$26.35
Market price, end of period	$20.14		$19.09	$15.56	$12.23	$9.43	$26.36

Total Return(b)	5.03	%(c)	22.69%	27.33%	29.04%	(43.04)%	32.01%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,486,838		$371,234	$84,780	$45,509	$30,299	$142,961
Ratio of net expenses to average net assets(d)	0.86	%(e)	0.75%	0.75%	0.54%	0.49%	0.49%
Ratio of net investment loss to average net assets	(0.78	)%(e)	(0.55)%	(0.45)%	(0.05)%	(0.24)%	(0.41)%
Portfolio turnover rate	56	%(c)	66%	360%	159%	312%	714	%(f)

(a)	Rounds to less than $0.005 per share.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized.
(d)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.49% of its net assets.
(e)	Annualized.
(f)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

The accompanying notes are an integral part of these financial statements.

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

1.	ORGANIZATION

EntrepreneurShares™ Series Trust (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of two funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Private-Public Crossover ETF (the “Fund”). The Fund is an exchange-traded fund. The investment objective of the Fund is to seek long-term capital appreciation. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Fund is non-diversified and therefore may invest a greater percentage of their assets in fewer issuers than a diversified Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 25,000 Shares for the Fund (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB Accounting Standard Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025 (Unaudited)

Investment Valuations

The Fund holds its investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in good faith by the Advisor, acting in its capacity as valuation designee pursuant to Rule 2a-5 under the 1940 Act, under procedures established by and under the general supervision and responsibility of the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

The Fund may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly offered or exchange-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Fund may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Fund accrues foreign capital gains taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which is invests. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025 (Unaudited)

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.

Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table provides the fair value measurement as of December 31, 2025, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for the Fund:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,078,984,039	$—	$—	$1,078,984,039
Partnership Shares*	—	—	166,117,092	166,117,092
Total	$1,078,984,039	$—	$166,117,092	$1,245,101,131

*	For further information regarding security characteristics, please see the Schedule of Investments.

The following is the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value as of December 31, 2025:

	Beginning balance June 30, 2025	Purchases	Sales	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Balance as of December 31, 2025
Partnership Shares	$38,777,778	$161,450,000	$(36,404,221)	$4,454,221	$(2,160,686)	$166,117,092

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025 (Unaudited)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2025:

Level 3 Investment	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs/ Average	Impact to Valuation from an Increase in Input
Anduril Holdings SPV, LP	$3,000,000	Adjusted Reported NAV	Reported NAV	Not Applicable	Increase
SPV Exposure to SpaceX, LP	161,450,000	Adjusted Reported NAV	Reported NAV	Not Applicable	Increase
FIKA Holdings SPV QP, LP	1,667,092	Adjusted Reported NAV	Reported NAV	Not Applicable	Increase
Total	$166,117,092

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Valuation Policies. Private Investments generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Anduril Holdings SPV LP	June 2, 2025	$3,180,000	$3,000,000	0.24%
SPV Exposure to SpaceX, LP	December 2, 2024	161,450,000	161,450,000	12.86%
FIKA Holdings SPV QP, LP	December 13, 2024	2,040,000	1,667,092	0.13%
		$19,890,000	$22,277,778	13.23%

Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which is invests.

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025 (Unaudited)

Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders

The Fund intends to distribute to their shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

3.	INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”), a related party, serves as the Fund’s investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. The Advisor receives a fee for its services, a “Unified Fee”. The Fund pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for payments under any 12b-1 plan, taxes and other governmental fees, brokerage fees, commissions and other transaction expenses, interest and other costs of borrowing, including short selling, litigation or arbitration expenses, acquired fund fees and expenses, and extraordinary or other non-routine expenses of the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

At December 31, 2025, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. These officers were not compensated directly by the Fund.

Each Trustee who is not considered an interested Trustee, as such term is defined within the 1940 Act (each an “Independent Trustee”), of the Trust receives compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Fund also reimburses the noninterested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the two funds in the Trust based on each fund’s relative net assets. Trustee fees for the Fund are paid by the Advisor out of the Unified Fee with respect to the Fund.

4.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

Purchases	Sales
$431,616,563	$306,583,432

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025 (Unaudited)

For the six months ended December 31, 2025, purchases and sales for in-kind transactions were as follows:

Purchases	Sales
$1,303,400,361	$590,248,089

For the six months ended December 31, 2025, the Fund had in-kind net realized gains of $129,415,662.

There were no purchases or sales of long-term U.S. government obligations during the six months ended December 31, 2025.

5.	CAPITAL SHARE TRANSACTIONS

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Funds incur to issue or redeem Creation Units. The standard transaction fee charge is $250. For the six months ended December 31, 2025, the Fund received $22,500 in transaction fees. Transaction fees received by the Fund are included in the capital transactions presented on the Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statement of Assets and Liabilities.

6.	FEDERAL TAX INFORMATION

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025 (Unaudited)

At December 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$9,527,219
Gross unrealized depreciation	(35,294,008)
Net unrealized appreciation (depreciation) on investments	(25,766,789)
Tax cost of investments	$1,270,867,921

At June 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(29,847,634)
Unrealized appreciation on investments	53,387,589
Total accumulated earnings	$23,539,955

As of June 30, 2025, the Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $28,361,400 and $289,781, respectively. During the fiscal year ended June 30, 2025, the Fund utilized $1,428,643 of available long-term capital loss carryforwards.

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Fund’s following taxable year. For the fiscal year ended June 30, 2025, the Fund deferred post October capital and late year ordinary losses in the amount of $1,196,453.

7.	INVESTMENT RISKS

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Privately-Offered Security Risk

Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a SPV, the Fund may also be subject to management and performance fees of the SPV.

Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025 (Unaudited)

developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2025, the Fund had 38.52% of the value of its net assets invested in stocks within the Technology sector.

8.	SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

ERShares Private-Public Crossover ETF

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Each Trustee who is not considered an interested Trustee, as such term is defined within the 1940 Act (each an “Independent Trustee”), of the Trust receives compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Fund also reimburses the noninterested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the two funds in the Trust based on each fund’s relative net assets. Trustee fees for the Fund are paid by the Advisor out of the Unified Fee with respect to the Fund.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At the September 9, 2025 Board Meeting, the Board of Trustees (“Board”) of EntrepreneurShares Series Trust (“Trust”), including the Independent Trustees, considered the approval of the continuance of the Investment Advisory Agreement between Seaport Global Advisors, LLC (“Seaport”) and the Trust, on behalf of the Global Fund (the “Seaport Advisory Agreement”), and the Investment Advisory Agreement between Capital Impact Advisors, LLC (“Capital Impact”) and the Trust, on behalf of the Crossover ETF (“Capital Impact Advisory Agreement”). The Board also considered the proposed continuance of the Investment Sub-Advisory Agreement between Seaport and EntrepreneurShares, LLC (“Subadviser” and, together with Seaport and Capital Impact, the “Advisers”), in respect of the Global Fund (the “Sub-Advisory Agreement”, and together with the Seaport Advisory Agreement and the Capital Impact Advisory Agreement, the “Advisory Agreements”, and each an “Advisory Agreement”).

In preparation for its deliberations, the Board requested written responses from the Advisers to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by each firm. The Board also discussed the materials with Fund and Independent Trustee counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from senior representatives of the Advisers and was advised by independent Trustee counsel.

At the meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Funds by the Advisers, including information on the investment performance of the Funds; (ii) the costs of the services provided and profitability to Seaport and Capital Impact with respect to its relationship with each Fund; (iii) information concerning the advisory fee and total expense ratio of each Fund, including a comparison to the fees and expenses of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as each Fund grows and whether the advisory fee enables investors to share in the benefits of economies of scale; and (v) other benefits received by Seaport and Capital Impact from their relationships with the Funds. The Board recognized that the evaluation process with respect to the Advisers was an ongoing one and, in this regard, the Board considered information provided by each firm at regularly scheduled meetings during the past year.

Nature, Extent and Quality of Services

Based on written materials received, a presentation from senior representatives of the Advisers, and a discussion about each firm’s personnel, operations and financial condition, the Board considered the quality of services provided under the Advisory Agreements. In this regard, the Board considered information regarding the experience, qualifications and

ERShares Private-Public Crossover ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

professional background of the portfolio managers and other personnel with principal responsibility for the Funds, as well as the investment philosophy and decision-making processes of the Advisers, and the capability and integrity of each firm’s senior management and staff.

The Board considered also the adequacy of each firm’s resources. The Board noted each firm’s representation that the firm is in stable financial condition, that Seaport is able to meet its expense reimbursement obligations to the Global Fund, and that the firms have the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Advisers in connection with the Board’s consideration of the renewal of the Advisory Agreements, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreements.

Performance

In connection with a presentation by the Advisers regarding their approach to managing the Funds, the Board reviewed the performance of each Fund compared to its respective benchmark and to a peer group of funds.

The Board considered that the Global Fund outperformed its primary benchmark index, the MSCI World Index, for each of the one- and three-year periods ended June 30, 2025, and underperformed the primary benchmark for the five-year period ended June 30, 2025, and for the period since the Global Fund’s inception on November 11, 2010. The Board also considered the Global Fund’s performance relative to a peer group of funds in the Morningstar World Large Cap Growth category with characteristics similar to those of the Global Fund. The Board observed that, based on the information from Morningstar, the Global Fund outperformed the average of its Morningstar peer group for the one-, three-, and 10-year periods ended June 30, 2025, and underperformed the average of the Morningstar peer group for the five-year period ended June 30, 2025. The Board noted that the Global Fund significantly outperformed the index and peers during the one-year period ended June 30, 2025, and was among the best performing funds in the industry during that time.

The Board considered that the Crossover ETF outperformed its primary benchmark index, the Russell 1000 Growth Index, for each of the one- and three-year periods ended June 30, 2025, and underperformed the primary benchmark for the five-year period ended June 30, 2025, and for the period since the Crossover ETF’s inception on November 6, 2017. The Board also considered the Crossover ETF’s performance relative to a peer group of funds spanning several relevant Morningstar categories with characteristics similar to those of the Crossover ETF. The Board observed that, based on the information from Morningstar, the Crossover ETF outperformed the average of the Morningstar peers for the one- and three-year periods ended June 30, 2025, and underperformed the average of the Morningstar peers for the five-year period ended June 30, 2025.

The Board considered the Adviser’s representation that the relative performance over the one- and three-year periods for each Fund could be attributed, in part, to stock selection within certain sectors. The Board also considered the Adviser’s representation that each of the Funds is designed to provide long-term capital appreciation, and that the Funds continued to show the ability to achieve this objective over the long term.

In consideration of the Funds’ investment objectives and strategies and the foregoing performance information, among other considerations, the Board determined that each Fund could benefit from the Adviser’s continued management of the Funds.

ERShares Private-Public Crossover ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

Compensation

The Board evaluated the compensation of Seaport and Capital Impact for providing advisory services to each of the Funds and analyzed comparative information on actual advisory fee rates and actual total expenses of the Funds’ respective Morningstar peer groups. The Board noted that, although the net advisory fee rate for the Global Fund was higher than the median of its Morningstar peers, the Global Fund’s net expense ratio was significantly lower than the average of the Morningstar peers. The Board noted that the net advisory fee rate and net total expense ratio for the Crossover ETF were each lower than the median of its Morningstar peers. The Board also noted that Seaport had in place a contractual expense waiver for the Global Fund, pursuant to which Seaport continued to waive a portion of its investment advisory fees in order to subsidize the Global Fund’s expenses, and that Seaport pays the Subadviser out of its advisory fee.

Based on the foregoing and other relevant factors, the Board concluded that the current advisory fee rates charged to each of the Funds were reasonable.

Cost of Services and Profitability

The Board considered information provided by the Advisers regarding the costs of services and profitability with respect to the Funds. In this regard, the Board considered the Advisers’ operating expenses and other resources devoted to the Funds, as well as the information provided by Seaport and Capital Impact regarding costs and overall profitability. The Board noted that Seaport had in place a contractual expense waiver to ensure the expense ratios for the Global Fund remained at competitive levels. The Board also noted that Seaport had committed to extending the expense cap arrangements for the Global Fund for another one-year period, albeit at a higher cap rate. The Board further noted the representations of Seaport and Capital Impact regarding the firms’ profitability in respect of Fund operations, including that the Funds represented a relatively high percentage of each Adviser’s overall administrative, reporting, and compliance expenses. Based on these and other applicable considerations, the Board concluded that Seaport’s and Capital Impact’s profits attributable to management of the Funds were reasonable.

The Board did not consider information regarding the costs of services provided or profits realized by the Subadviser from its relationship with the Global Fund, noting instead that Seaport, and not the Global Fund, was responsible for paying the subadvisory fees due under the Investment Subadvisory Agreement. Under these circumstances, the Board concluded that the Subadviser’s profitability was not a material factor in determining whether to approve the continuance of the Subadvisory Agreement.

Economies of Scale

The Board evaluated whether the Funds would benefit from any economies of scale. In this respect, the Board considered each Fund’s fee structure, asset size, and net expense ratio, giving effect to the Global Fund’s expense waiver agreement. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. Given the current assets of each Fund, and the Advisers’ representations that the level of the Funds’ assets had not provided meaningful economies of scale to date, among other relevant considerations, the Board concluded that any existing economies of scale were captured by the expense cap structures of the Funds and that the advisory fees for each Fund remained reasonable in light of the current information provided to the Board with respect to economies of scale.

ERShares Private-Public Crossover ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

Other Benefits

The Board noted the Advisers’ representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreements.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Advisers, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Advisory Agreements, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EntreprenuerShares Series Trust

By (Signature and Title)	/s/ Joel M. Shulman
Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	2/18/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joel M. Shulman
Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	2/18/2026